EMPLOYEE BENEFITS	12 Months Ended
Jun. 30, 2019
EMPLOYEE BENEFITS
EMPLOYEE BENEFITS

NOTE 18 -   EMPLOYEE BENEFITS

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China, a central provision fund run by the Singapore government in respect of its employees in Singapore, and an employment provident fund in respect of its employees in Malaysia. The expenses related to these plans were $17,568, $18,994 and $18,757 for the years ended June 30, 2017, 2018 and 2019, respectively. These schemes were accounted for as defined contribution plans.